MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expenses for the plan	$ 7,730,000	¥ 53,669,000	¥ 53,820,000	¥ 46,178,000